Consolidated Statement of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow hedging activities:
Other Comprehensive Income, Net Unrealized Gain (Loss) from Derivatives, Tax	$ 2	$ (1)	$ 0
Other Comprehensive Income Loss, Reclassification into Earnings of Net Derivative Instruments (Gain) Loss, Tax	(1)	1	1
Foreign currency translation activities:
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	0	(37)	31
Other Comprehensive Income (Loss), Foreign Currency Translation Reclassification into Earnings upon Sale, Tax	0	(36)	0
Pension and other postretirement benefits:
Other Comprehensive Income, Amortization Of Defined Benefit Plan Net Prior Service Cost (Credit) In Net Periodic Benefit Cost (Credit), Tax	2	2	3
Other Comprehensive Income (Loss), Defined Benefit Plan, Net Actuarial Gain (Loss) Arising During Period, Tax	(15)	8	(5)
Other Comprehensive Income Loss, Reclassification Pension And Other Postretirement Benefit Plans Net Gain Loss Included In Net Periodic Benefit Cost (Credit), Tax	$ (37)	$ (12)	$ (18)